Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit after tax	£ 438	£ 709	£ 1,164
Movement in fair value reserve (debt instruments):
Change in fair value	114	147	(74)
Income statement transfers	(107)	(147)	21
Taxation	(2)	0	14
Other comprehensive income fair value reserve (debt instruments)	5	0	(39)
Cash flow hedges:
Effective portion of changes in fair value	974	(864)	788
Income statement transfers	(803)	1,021	(751)
Taxation	(53)	(40)	(14)
Other comprehensive income cash flow hedges, total	118	117	23
Currency translation on foreign operations	0	(3)	0
Net other comprehensive income that may be reclassified to profit or loss subsequently	123	114	(16)
Pension remeasurement:
Change in fair value	(505)	(523)	469
Taxation	133	131	(117)
Pension remeasurement, total	(372)	(392)	352
Own credit adjustment:
Change in fair value	(3)	(77)	84
Taxation	0	19	(21)
Own credit adjustment, total	(3)	(58)	63
Net other comprehensive expense that will not be reclassified to profit or loss subsequently	(375)	(450)	415
Total other comprehensive income/(expense) net of tax	(252)	(336)	399
Total comprehensive income	186	373	1,563
Attributable to:
Equity holders of the parent	152	334	1,524
Non-controlling interests	34	39	39
Total comprehensive income	£ 186	£ 373	£ 1,563